ACQUIRED INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Amortization of acquired intangible assets	$ 4,991	$ 3,480	$ 3,056
2015	5,275
2016	4,560
2017	2,989
2018	2,236
2019	1,765
Impairment loss recognized	820
Impairment loss	820
Carrying value of intangible assets disposed	444	16	43
Loss on disposal of intangible assets	$ 420